SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Net loss from continuing operations for the period	$ (1,618,000)	$ (8,890,000)	$ (2,968,000)	$ (8,890,000)	$ (2,968,000)
Earning loss Per Share [Member]
Statement [Line Items]
Net loss from continuing operations for the period	(2,057,000)	(7,482,000)	(2,335,000)
Net loss for the period	$ (2,057,000)	$ (7,651,000)	$ (31,461,000)
Basic weighted average number of shares outstanding	100,161,357	83,180,069	69,980,178
Effect of dilutive share options, warrants, and RSUs ('000)	0	0	0
Diluted weighted average number of shares outstanding	100,161,357	83,180,069	69,980,178
Basic loss from continuing operations per share	$ (0.02)	$ (0.09)	$ (0.03)
Diluted loss from continuing operations per share	(0.02)	(0.09)	(0.03)
Basic loss per share	(0.02)	(0.09)	(0.45)
Diluted loss per share	$ (0.02)	$ (0.09)	$ (0.45)